Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net	Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ thousands)	2020	2019	2020	2019
Land	—	297	964	2,317
Buildings	2,257	748	68,847	70,473
Terminals and systems	2,614,869	2,610,417	—	—
Furniture and equipment	150,419	138,591	258,767	240,375
Construction in progress	76,582	49,340	14,985	15,624
	2,844,127	2,799,393	343,563	328,789
Accumulated depreciation	(1,776,006)	(1,593,801)	(211,961)	(182,734)
	1,068,121	1,205,592	131,602	146,055

Gain on Sale of Assets to Distributor
During 2019, we entered into a long-term strategic agreement with a distributor in Oklahoma that included the sale of used, non-premium equipment, which was previously included within Systems & Equipment, net within the consolidated balance sheet. This sale resulted in a gain of $27.7 million which is classified in other operating expense (income), net on the consolidated statements of operations for the year ended December 31, 2019.